ASSET ACQUISITION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
ASSET ACQUISITION
Schedule of consideration paid and the fair value of the assets acquired and liabilities
	FeatherPay	Verifi Dental	Teamworx
Consideration Paid:	January 1, 2024	January 1, 2024	January 1, 2024
Cash	$500,000	$370,000	$-
Note payable	-	-	125,000
Common stock	-	-	-
Series A preferred stock	4,800,000	840,000	575,000
	$5,300,000	$1,210,000	$700,000

Fair values of identifiable assets acquired and liabilities assumed:

Assets acquired:
Cash	$-	$871	$12,752
Accounts receivable	959	54,259	-
Acquired technology	5,299,041	1,154,870	678,548
Deferred revenue	-	-	8,700
Total assets acquired	$5,300,000	$1,210,000	$700,000

Preferred Dental
Consideration Paid:	September 1, 2023
Note payable	$1,200,000
Common stock	400,000
$1,600,000

Fair values of identifiable assets acquired:

Assets acquired:
Cash	$40,855
Customer relationships	1,559,145
Total assets acquired	$1,600,000

Schedule of operations including acquisitions
	December 31, 2023	December 31, 2022
	(unaudited)	(unaudited)

Revenue	$9,311,714	$9,058,801

Net Loss attributable to Common Stockholders	(15,433,055)	(7,611,211)

Weighted average common shares outstanding	7,349,541	5,768,249
Basic and diluted loss per common share	$(2.10)	$(1.32)